Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (3.0%)
General Dynamics	3,900	$765
Huntington Ingalls Industries	1,800	369
L3Harris Technologies	4,000	907
Northrop Grumman	2,700	980
Raytheon Technologies	4,600	400
Textron	9,300	642

		4,063

Agricultural Operations (0.4%)
Archer-Daniels-Midland	8,400	502

Agricultural Products (0.2%)
Ingredion	3,100	272

Air Freight & Logistics (0.8%)
FedEx	3,900	1,092

Aircraft (0.8%)
Delta Air Lines*	7,900	315
JetBlue Airways*	15,100	224
Lockheed Martin	1,100	409
United Airlines Holdings*	3,900	182

		1,130

Alternative Carriers (0.3%)
Lumen Technologies	34,600	431

Aluminum (0.1%)
Arconic*	2,975	107

Apparel Retail (0.3%)
Foot Locker	6,600	377

Application Software (0.3%)
J2 Global*	3,000	424

Asset Management & Custody Banks (2.5%)
Ameriprise Financial	3,200	824
Bank of New York Mellon	15,000	770
BlackRock, Cl A	300	260
FS KKR Capital	12,100	254
State Street	7,900	689
T Rowe Price Group	2,500	510

		3,307

Automotive (2.5%)
BorgWarner	10,200	500
Ford Motor*	76,100	1,061
General Motors*	19,300	1,097
Goodyear Tire & Rubber*	17,465	274
Lear	2,400	419

		3,351

LSV Conservative Value Equity Fund

	Shares	Value (000)

Banks (7.4%)
Bank of America	40,100	$1,538
Citizens Financial Group	12,200	514
Fifth Third Bancorp	17,200	624
JPMorgan Chase	15,400	2,338
KeyCorp	29,800	586
PNC Financial Services Group	2,900	529
Regions Financial	29,900	576
Synovus Financial	8,200	335
US Bancorp	17,200	955
Wells Fargo	33,500	1,539
Zions Bancorp	7,200	376

		9,910

Biotechnology (2.3%)
Amgen	2,700	652
Biogen*	1,900	621
Gilead Sciences	18,500	1,263
Regeneron Pharmaceuticals*	900	517

		3,053

Broadcasting (1.2%)
Discovery*	7,000	203
Fox	15,400	549
Nexstar Media Group, Cl A	2,500	368
ViacomCBS, Cl B	11,700	479

		1,599

Building & Construction (1.0%)
Owens Corning	4,800	462
PulteGroup	8,700	477
Toll Brothers	7,400	439

		1,378

Building Products (0.1%)
Carrier Global	3,200	177

Chemicals (2.1%)
Celanese, Cl A	2,400	374
Chemours	11,400	379
Dow	9,100	566
Eastman Chemical	4,700	530
Huntsman	11,400	301
LyondellBasell Industries, Cl A	7,200	715

		2,865

Commercial Services (0.2%)
Western Union	10,800	251

Commodity Chemicals (0.3%)
Valvoline	13,400	411

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Computer & Electronics Retail (0.5%)
Best Buy	5,600	$629

Computers & Services (3.7%)
DXC Technology*	3,109	124
eBay	8,700	594
Hewlett Packard Enterprise	43,600	632
HP	29,500	852
International Business Machines	9,100	1,283
NetApp	4,100	326
Oracle	9,700	845
Xerox Holdings	12,600	304

		4,960

Consumer Discretionary (1.0%)
Procter & Gamble	9,500	1,351

Consumer Finance (0.4%)
Synchrony Financial	10,800	508

Consumer Staples (0.5%)
Kimberly-Clark	5,200	706

Diversified REITs (0.3%)
VEREIT	7,960	390

Drug Retail (0.4%)
Walgreens Boots Alliance	12,100	570

Electric Utilities (0.6%)
NextEra Energy	4,400	343
NRG Energy	12,200	503

		846

Electrical Components & Equipment (0.3%)
Acuity Brands	2,100	368

Electrical Services (1.4%)
Edison International	3,900	212
Entergy	3,400	350
Exelon	4,400	206
General Electric	25,100	325
PPL	10,700	304
Vistra	22,300	427

		1,824

Financial Services (5.4%)
Ally Financial	10,200	524
Capital One Financial	7,900	1,277
Citigroup	22,300	1,508
Discover Financial Services	5,200	646
Goldman Sachs Group	4,000	1,500
Morgan Stanley	14,900	1,430

LSV Conservative Value Equity Fund

	Shares	Value (000)

Financial Services (continued)
Navient	17,400	$356

		7,241

Food Retail (0.3%)
Sprouts Farmers Market*	14,400	354

Food, Beverage & Tobacco (4.6%)
Altria Group	17,100	822
Conagra Brands	18,300	613
General Mills	14,000	824
JM Smucker	4,000	525
Kellogg	5,400	342
Molson Coors Brewing, Cl B	11,000	538
Philip Morris International	15,500	1,551
Pilgrim’s Pride*	12,200	270
Tyson Foods, Cl A	9,100	650

		6,135

Forest Products (0.3%)
Louisiana-Pacific	7,000	388

Gas/Natural Gas (0.4%)
UGI	11,900	547

General Merchandise Stores (1.5%)
Dollar Tree*	3,300	329
Target	6,300	1,645

		1,974

Gold (0.6%)
Newmont	13,300	835

Health Care Services (0.4%)
DaVita*	4,500	541

Health Care Distributors (0.9%)
AmerisourceBergen, Cl A	2,600	318
Cardinal Health	5,800	344
McKesson	2,700	550

		1,212

Health Care Equipment (1.3%)
Abbott Laboratories	3,300	399
Danaher	1,600	476
Hologic*	5,500	413
Medtronic	3,400	446

		1,734

Health Care Facilities (0.3%)
Universal Health Services, Cl B	2,200	353

Health Care REIT’s (0.9%)
Industrial Logistics Properties Trust	10,100	274

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Health Care REIT’s (continued)
Medical Properties Trust	22,800	$479
Sabra Health Care REIT	25,700	478

		1,231

Health Care Services (2.8%)
Cigna	5,400	1,239
CVS Health	17,500	1,442
HCA Healthcare	2,700	670
Laboratory Corp of America Holdings*	1,500	444

		3,795

Home Improvement Retail (0.2%)
Home Depot	800	263

Homebuilding (1.2%)
DR Horton	8,100	773
Lennar, Cl A	8,400	883

		1,656

Homefurnishing Retail (0.2%)
Sleep Number*	2,200	218

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	2,300	510

Human Resource & Employment Services (0.3%)
ManpowerGroup	3,200	379

Industrial Machinery (0.6%)
Hillenbrand	7,000	317
Snap-on	2,500	545

		862

Insurance (4.5%)
Aflac	14,800	814
Allstate	6,700	871
American International Group	3,400	161
Hartford Financial Services Group	10,400	662
Lincoln National	6,700	413
MetLife	13,800	796
Principal Financial Group	3,400	211
Prudential Financial	6,600	662
UnitedHealth Group	3,400	1,402

		5,992

Interactive Media & Services (0.8%)
Alphabet, Cl A*	400	1,078

IT Consulting & Other Services (0.7%)
Amdocs	8,500	655

LSV Conservative Value Equity Fund

	Shares	Value (000)

IT Consulting & Other Services (continued)
Cognizant Technology Solutions, Cl A	4,200	$309

		964

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific	1,100	594

Machinery (1.8%)
AGCO	3,900	515
Allison Transmission Holdings	4,900	196
Caterpillar	1,700	351
Cummins	2,800	650
Deere	800	289
Oshkosh	2,800	335

		2,336

Managed Health Care (0.8%)
Anthem	2,900	1,114

Media & Entertainment (1.9%)
Comcast, Cl A	31,600	1,859
DISH Network, Cl A*	8,700	364
TEGNA	15,800	280

		2,503

Metal & Glass Containers (0.6%)
Berry Global Group*	5,800	373
Crown Holdings	3,600	359

		732

Mortgage REITs (0.2%)
Annaly Capital Management	26,400	224

Motorcycle Manufacturers (0.3%)
Harley-Davidson	8,400	333

Multimedia (1.0%)
Walt Disney	7,300	1,285

Multi-Sector Holdings (2.7%)
Berkshire Hathaway, Cl B*	13,100	3,646

Office Equipment (0.7%)
3M	3,400	673
Steelcase, Cl A	15,600	214

		887

Office REITs (0.4%)
Brandywine Realty Trust	18,900	264
Office Properties Income Trust	8,300	240

		504

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Oil & Gas Exploration & Production (0.3%)
Devon Energy	17,400	$450

Packaged Foods & Meats (0.5%)
Kraft Heinz	17,300	666

Paper & Paper Products (0.3%)
Domtar*	6,800	373

Paper Packaging (0.8%)
International Paper	9,500	549
Westrock	9,600	472

		1,021

Petroleum & Fuel Products (2.7%)
Chevron	9,100	926
ConocoPhillips	8,500	477
ExxonMobil	21,800	1,255
Marathon Petroleum	5,900	326
Phillips 66	3,200	235
Valero Energy	5,600	375

		3,594

Pharmaceuticals (7.1%)
AbbVie	4,700	547
Bristol-Myers Squibb	23,600	1,602
Jazz Pharmaceuticals*	1,800	305
Johnson & Johnson	18,200	3,134
Merck	23,480	1,805
Organon*	1,250	36
Pfizer	46,300	1,982
Viatris, Cl W*	5,335	75

		9,486

Real Estate (0.2%)
Spirit Realty Capital	5,000	251

Regional Banks (0.3%)
Investors Bancorp	24,300	336

Retail (1.9%)
Dick’s Sporting Goods	6,600	687
Kroger	18,000	733
McDonald’s	1,700	413
Walmart	4,800	684

		2,517

Retail REIT’s (0.6%)
Brixmor Property Group	13,900	320
Simon Property Group	3,300	417

		737

Semiconductors (0.3%)
Qorvo*	1,820	345

LSV Conservative Value Equity Fund

	Shares	Value (000)

Semi-Conductors/Instruments (3.2%)
Amkor Technology	13,100	$323
Applied Materials	2,700	378
Diodes*	1,275	104
Intel	40,400	2,170
Micron Technology	16,600	1,288

		4,263

Specialized REIT’s (0.2%)
Omega Healthcare Investors	7,400	268

Steel & Steel Works (0.5%)
Steel Dynamics	10,300	664

Technology Distributors (0.3%)
SYNNEX	3,500	418

Technology Hardware Storage & Peripherals (0.7%)
Dell Technologies, Cl C*	9,200	889

Technology Hardware, Storage & Peripherals (0.4%)
Seagate Technology Holdings	6,300	554

Telephones & Telecommunications (4.3%)
AT&T	55,400	1,554
Cisco Systems	20,800	1,152
Corning	10,900	456
Juniper Networks	11,800	332
Verizon Communications	40,100	2,237

		5,731

Thrifts & Mortgage Finance (0.3%)
MGIC Investment	14,300	198
Radian Group	9,600	217

		415

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Trading Companies & Distributors (0.4%)
United Rentals*	1,700	$560

TOTAL COMMON STOCK (Cost $108,030)		132,810

	Face Amount (000)
Repurchase Agreement (0.9%)
South Street Securities 0.010%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,211 (collateralized by various U.S. Treasury obligations, ranging in par value $0 -$685, 0.125% -2.125%, 05/15/22 -07/15/29; total market value $1,235)	$1,211	1,211

TOTAL REPURCHASE AGREEMENT (Cost $1,211)		1,211

Total Investments – 100.5% (Cost $109,241)		$134,021

Percentages are based on Net Assets of $133,354 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,810	$—	$—	$132,810
Repurchase Agreement	—	1,211	—	1,211

Total Investments in Securities	$132,810	$1,211	$—	$134,021

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-002-3000